Income Taxes (Details) - Schedule of Statutory Rate to the Company’s Effective Tax Rates	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Schedule of Statutory Rate to the Company's Effective Tax Rates [Abstract]
Japanese statutory income tax rate	34.60%	34.60%
Deferred IPO costs	11.80%	18.70%
Non-taxable income	1.00%	3.10%
Valuation allowance	(45.90%)	(49.50%)
Share based compensation	(0.20%)
Non-deductible expenses		(0.80%)
Others	(1.20%)	(3.70%)
Total	0.10%	2.40%